SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Property, Plant, and Equipment [Line Items]
Total		¥ 459,396	¥ 433,937
Less: accumulated depreciation		(147,997)	(128,505)
Property, plant, and equipment, net	$ 45,895	311,399	305,432
Building [Member]
Property, Plant, and Equipment [Line Items]
Total		258,910	258,910
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total		196,988	171,989
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total		¥ 3,498	¥ 3,038